Due to Sellers - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Due to Sellers [Line Items]
Due to sellers current and non current	$ 22.0	$ 22.0	$ 41.1
Employment Agreements With Sellers
Due to Sellers [Line Items]
Due to sellers	15.1	15.1	34.5
Total bonus owed to sellers	6.9	6.9	$ 6.6
Total bonus charges to sellers	$ 1.8	$ 3.8